Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) credit_facility	Nov. 01, 2018 USD ($)	Dec. 31, 2017 USD ($) credit_facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,987,558		$ 1,810,374
Reduction in 2019	136,600
Reduction in 2020	613,000
Reduction in 2021	404,100
Reduction in 2022	92,100
Reduction in 2023	$ 213,300
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities		$ 225,000	190,000
Reduction in 2020	$ 22,400
Reduction in 2021	248,400
Reduction in 2022	24,400
Reduction in 2023	105,400
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	400,600		443,700
Undrawn amount of revolving credit facilities	$ 175,600		189,400
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.40%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Aggregate principal amount	$ 352,973		$ 377,856
Collateralized Mortgage Backed Securities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility			2
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2